BALANCE SHEET DETAILS (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Balance Sheet Details [Line Items]
2014 (remaining nine months)	$ 48
2015	46
2016	35
Net deferred funding fees	$ 129	$ 109